RECONCILIATION OF FINANCIAL STATEMENT NET INCOME (LOSS) TO INCOME TAX RETURN (Details) - USD ($)	12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015
Reconciliation Of Financial Statement Net Income Loss To Income Tax Return Disclosure [Line Items]
Net income (loss) for financial reporting purposes	$ 1,007,272	$ 4,148,771
Operating limited partnership rents received in advance	209	0
Accrued partnership management fees not recognized (recognized) for tax purposes	(1,575,438)	(3,566,927)
Other	4,188,126	8,642,826
Operating limited partnership loss not allowed for financial reporting under equity method of accounting	(955,583)	(1,061,168)
Excess of tax depreciation over book depreciation on operating limited partnership assets	(254,111)	(442,211)
Difference due to fiscal year for book purposes and calendar year for tax purposes	1,159,884	(3,351,614)
Income (loss) for tax return purposes	3,570,359	4,369,677
Series Seven [Member]
Reconciliation Of Financial Statement Net Income Loss To Income Tax Return Disclosure [Line Items]
Net income (loss) for financial reporting purposes	0	0
Operating limited partnership rents received in advance	0	0
Accrued partnership management fees not recognized (recognized) for tax purposes	0	0
Other	0	0
Operating limited partnership loss not allowed for financial reporting under equity method of accounting	0	0
Excess of tax depreciation over book depreciation on operating limited partnership assets	0	0
Difference due to fiscal year for book purposes and calendar year for tax purposes	0	0
Income (loss) for tax return purposes	0	0
Series Nine [Member]
Reconciliation Of Financial Statement Net Income Loss To Income Tax Return Disclosure [Line Items]
Net income (loss) for financial reporting purposes	(89,280)	(29,822)
Operating limited partnership rents received in advance	0	0
Accrued partnership management fees not recognized (recognized) for tax purposes	60,100	72,387
Other	701,152	820,101
Operating limited partnership loss not allowed for financial reporting under equity method of accounting	(176,998)	(121,230)
Excess of tax depreciation over book depreciation on operating limited partnership assets	(98,612)	(77,208)
Difference due to fiscal year for book purposes and calendar year for tax purposes	(2,579)	(73,560)
Income (loss) for tax return purposes	393,783	590,668
Series Ten [Member]
Reconciliation Of Financial Statement Net Income Loss To Income Tax Return Disclosure [Line Items]
Net income (loss) for financial reporting purposes	(848)	344,687
Operating limited partnership rents received in advance	0	0
Accrued partnership management fees not recognized (recognized) for tax purposes	(204,884)	(285,273)
Other	0	585,933
Operating limited partnership loss not allowed for financial reporting under equity method of accounting	0	(112,480)
Excess of tax depreciation over book depreciation on operating limited partnership assets	0	(86,727)
Difference due to fiscal year for book purposes and calendar year for tax purposes	3,346,443	(72,124)
Income (loss) for tax return purposes	3,140,711	374,016
Series Eleven [Member]
Reconciliation Of Financial Statement Net Income Loss To Income Tax Return Disclosure [Line Items]
Net income (loss) for financial reporting purposes	474,935	508,332
Operating limited partnership rents received in advance	0	0
Accrued partnership management fees not recognized (recognized) for tax purposes	(508,153)	(452,593)
Other	1,376,652	1,590,290
Operating limited partnership loss not allowed for financial reporting under equity method of accounting	(218,800)	(243,525)
Excess of tax depreciation over book depreciation on operating limited partnership assets	(46,650)	(54,059)
Difference due to fiscal year for book purposes and calendar year for tax purposes	(1,007,795)	(119,598)
Income (loss) for tax return purposes	70,189	1,228,847
Series Twelve [Member]
Reconciliation Of Financial Statement Net Income Loss To Income Tax Return Disclosure [Line Items]
Net income (loss) for financial reporting purposes	354,698	(10,347)
Operating limited partnership rents received in advance	209	0
Accrued partnership management fees not recognized (recognized) for tax purposes	(340,122)	(126,844)
Other	665,037	985,561
Operating limited partnership loss not allowed for financial reporting under equity method of accounting	(155,676)	(128,085)
Excess of tax depreciation over book depreciation on operating limited partnership assets	(56,883)	(58,987)
Difference due to fiscal year for book purposes and calendar year for tax purposes	(459,811)	(44,521)
Income (loss) for tax return purposes	7,452	616,777
Series Fourteen [Member]
Reconciliation Of Financial Statement Net Income Loss To Income Tax Return Disclosure [Line Items]
Net income (loss) for financial reporting purposes	267,767	3,335,921
Operating limited partnership rents received in advance	0	0
Accrued partnership management fees not recognized (recognized) for tax purposes	(582,379)	(2,774,604)
Other	1,445,285	4,660,941
Operating limited partnership loss not allowed for financial reporting under equity method of accounting	(404,109)	(455,848)
Excess of tax depreciation over book depreciation on operating limited partnership assets	(51,966)	(165,230)
Difference due to fiscal year for book purposes and calendar year for tax purposes	(716,374)	(3,041,811)
Income (loss) for tax return purposes	$ (41,776)	$ 1,559,369